Carrying Amounts and Fair Value of Financial Instruments (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Fair Value Disclosures [Abstract]
Investor funding period	30 days
Review period to request a new third party appraisal	24 months
Impaired financing receivable, recorded investment	$ 39,946,538	$ 40,797,186
Impaired financing receivable, average recorded investment	41,555,434	34,287,940
Liabilities, fair value disclosure, recurring	0	0
Fair value disclosure, off-balance sheet risks, amount, liability	$ 36,100,000